Offerings	May 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.90% Senior Notes due 2028
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,780,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,206.32
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Pinnacle West Capital Corporation's Registration Statement on Form S-3 (File No. 333-277448), which was filed on February 28, 2024. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.15% Senior Notes due 2030
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,424,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,151.81
Offering Note	See offering note 1.